BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 355,284	$ 175,575
Short term deposits	34,093	30,000
Trade accounts receivable	141,048	110,065
Inventories	137,532	105,681
Other current assets	30,041	25,406
Total current assets	697,998	446,727
LONG-TERM INVESTMENTS	25,624	11,737
PROPERTY AND EQUIPMENT, NET	616,686	459,533
INTANGIBLE ASSETS, NET	28,129	34,468
GOODWILL	7,000	7,000
OTHER ASSETS, NET	4,447	5,903
TOTAL ASSETS	1,379,884	965,368
CURRENT LIABILITIES
Short-term debt and current maturities of loans and debentures	48,084	33,259
Trade accounts payable	99,262	91,773
Deferred revenue and customers' advances	26,169	23,373
Employee related liabilities	49,517	44,734
Other current liabilities	24,083	17,980
Total current liabilities	247,115	211,119
LONG-TERM LOANS FROM BANKS	133,163	210,538
DEBENTURES	162,981	45,481
LONG-TERM CUSTOMERS' ADVANCES	41,874	21,102
EMPLOYEE RELATED LIABILITES	14,176	14,189
DEFERRED TAX LIABILITY	95,233	69,744
OTHER LONG-TERM LIABILITIES	2,728	7,609
TOTAL LIABILITIES	697,270	579,782
Ordinary shares of NIS 15 par value: 150,000 authorized as of December 31, 2016 and 2015 93,071 and 92,985 issued and outstanding, respectively, as of December 31, 2016 82,144 and 82,058 issued and outstanding, respectively, as of December 31, 2015	369,057	326,572
Additional paid-in capital	1,318,725	1,273,545
Capital notes	41,264	48,553
Cumulative stock based compensation	68,921	58,209
Accumulated other comprehensive loss	(27,827)	(26,810)
Accumulated deficit	(1,071,036)	(1,273,654)
SHAREHOLDERS' EQUITY, before treasury stock	699,104	406,415
Treasury stock, at cost - 86 shares	(9,072)	(9,072)
THE COMPANY'S SHAREHOLDERS' EQUITY	690,032	397,343
Non controlling interest	(7,418)	(11,757)
TOTAL EQUITY	682,614	385,586
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,379,884	$ 965,368